Investment Portfolio - September 30, 2024
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES		VALUE

LOAN ASSIGNMENTS - 1.1%

McGraw-Hill Education, Inc., 2024 Term
Loan, (1 mo. U.S. Secured Overnight
Financing Rate + 4.000%), 8.604%,
8/1/2031[2]		4,000,000	$4,015,000
WestJet Loyalty LP, Initial Term Loan
(Canada) (3 mo. U.S. Secured
Overnight Financing Rate + 3.750%),
8.354%, 2/14/2031[2]		4,975,000	4,916,942
TOTAL LOAN ASSIGNMENTS
(Identified Cost $8,939,733)			8,931,942

CORPORATE BONDS - 19.1%

Non-Convertible Corporate Bonds- 19.1%
Communication Services - 1.7%
Interactive Media & Services - 1.2%
Azerion Group N.V. (Netherlands)
(3 mo. EURIBOR + 6.750%), 10.029%,
10/2/2026[2]	EUR	3,500,000	3,963,004
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[3]		6,650,000	6,577,701
			10,540,705
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%,
2/22/2027		4,200,000	4,154,830
Total Communication Services			14,695,535
Consumer Discretionary - 0.9%
Broadline Retail - 0.2%
North Investment Group AB (Sweden)
(3 mo. STIB + 9.000%), 12.563%,
12/31/2025 (Acquired 04/22/2021,
cost $2,818,941)[2,4]	SEK	23,750,000	1,696,734
Hotels, Restaurants & Leisure - 0.7%
ACL Holdings Ltd. (Guernsey), 11.50%,
2/16/2027[3]	EUR	4,400,000	4,883,470
Carnival Corp., 7.875%, 6/1/2027		800,000	851,444
			5,734,914
Total Consumer Discretionary			7,431,648
Consumer Staples - 0.5%
Food Products - 0.5%
Greenfood AB (Sweden) (3 mo. STIB
+ 7.000%), 10.563%, 11/4/2025
(Acquired 10/28/2021-11/07/2023,
cost $4,474,304)[2,4]	SEK	45,000,000	4,076,468
Energy - 3.1%
Energy Equipment & Services - 0.9%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[3]		3,853,659	4,001,533
Varel Energy Solutions, 12.25%,
4/7/2028		3,375,000	3,485,933
			7,487,466
	PRINCIPAL AMOUNT1/ SHARES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 2.2%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025 (Acquired
09/10/2020-09/01/2023, cost
$7,650,964)[4]		8,323,138	$7,531,350
New Fortress Energy, Inc.,
6.75%, 9/15/2025[3]		4,250,000	4,078,953
8.75%, 3/15/2029[3]		4,195,000	3,163,795
Ziton A/S (Denmark) (3 mo. EURIBOR +
9.500%), 12.97%, 6/9/2028[2]	EUR	3,286,516	3,859,597
			18,633,695
Total Energy			26,121,161

Financials - 4.7%
Banks - 0.8%
Bank of America Corp., (3 mo. U.S.
Secured Overnight Financing Rate +
1.022%), 5.968%, 9/15/2026[2]		3,561,000	3,570,308
JPMorgan Chase & Co., 8.00%,
4/29/2027		3,000,000	3,288,188
			6,858,496
Capital Markets - 2.3%
BGC Group, Inc.,
3.75%, 10/1/2024		8,250,000	8,250,000
4.375%, 12/15/2025		4,460,000	4,413,070
BlackRock TCP Capital Corp., 6.95%,
5/30/2029		4,000,000	4,075,997
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance Corporation, 3.875%,
2/15/2026[3]		2,850,000	2,772,087
			19,511,154
Consumer Finance - 0.7%
Encore Capital Group, Inc., 8.50%,
5/15/2030[3]		4,000,000	4,215,134
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,811,717
			6,026,851
Financial Services - 0.9%
Golden Pear Funding HoldCo LLC,
10.00%, 3/2/2028		1,200,000	1,014,712
Legres AB (Sweden) (3 mo. STIB +
9.000%), 12.746%, 12/30/2025
(Acquired 06/15/2023-06/28/2023,
cost $3,048,944)[2,4]	SEK	32,500,000	3,041,302
Novedo Holding AB (Sweden) (3 mo.
STIB + 6.500%), 9.885%, 11/26/2024
(Acquired 11/15/2021-03/30/2022,
cost $2,935,885)[2,4]	SEK	26,250,000	2,572,098

Investment Portfolio - September 30, 2024
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services (continued)
U.S. Claims Litigation Funding LLC,
10.25%, 3/17/2028 (Acquired
03/14/2023, cost $1,375,000)[4]		1,375,000	$1,171,209
			7,799,321
Total Financials			40,195,822

Industrials - 3.1%
Commercial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026
(Acquired 06/14/2021, cost
$4,000,000)[4]		4,000,000	4,012,048
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[5]		1,500,000	1,520,105

Machinery - 0.4%
SLR Group GmbH (Germany) (3 mo.
EURIBOR + 7.000%), 10.712%,
10/9/2027[2]	EUR	3,500,000	3,834,804

Passenger Airlines - 1.2%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]		1,908,587	1,937,205
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	3,002,164
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026		2,563,906	2,499,388
Series 2019-2, Class B, 3.50%,
5/1/2028		2,747,774	2,574,567
			10,013,324
Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028		1,970,000	1,861,000
Airborne Capital USA LLC, 10.50%,
8/2/2029		4,000,000	3,897,574
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[3]		1,500,000	1,462,625
			7,221,199
Total Industrials			26,601,480

Information Technology - 0.4%
Software - 0.4%
Extenda Retail Holding 1 AB (Sweden)
(3 mo. STIB + 6.750%), 9.908%,
3/30/2027 (Acquired 03/24/2022, cost
$3,620,906)[2,4]	SEK	34,000,000	3,353,248

Materials - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. (Australia),
14.50%, 11/15/2028[3]		4,000,000	4,058,843
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[3]	1,737,803	$1,704,294
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/06/2017-09/12/2019,
cost $4,353,936)[4,6]	5,870,000	59
Total Materials		5,763,196

Real Estate - 2.9%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%,
5/25/2026	4,320,000	4,209,266

Specialized REITs - 2.4%
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021-
07/08/2022, cost $4,218,250)[4]	4,345,000	4,488,845
SBA Tower Trust,
2.836%, 1/15/2025[3]	3,500,000	3,474,802
1.884%, 1/15/2026[3]	2,750,000	2,653,957
6.599%, 1/15/2028[3]	6,110,000	6,357,498
4.831%, 10/15/2029[3]	3,630,000	3,608,296
		20,583,398
Total Real Estate		24,792,664

Utilities - 1.1%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%,
7/31/2028[3]	8,250,000	8,895,406

TOTAL CORPORATE BONDS
(Identified Cost $169,654,001)		161,926,628

ASSET-BACKED SECURITIES - 24.4%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%,
8/15/2046[3]	4,500,000	4,263,535
ALLO Issuer LLC, Series 2023-1A, Class
A2, 6.20%, 6/20/2053[3]	4,400,000	4,512,685
Ally Auto Receivables Trust, Series
2024-1, Class A2, 5.32%, 1/15/2027	1,569,492	1,571,023
BRSP Ltd., Series 2021-FL1, Class A, (1
mo. U.S. Secured Overnight Financing
Rate + 1.264%), 6.229%, 8/19/2038[2,3]	1,881,986	1,873,585
Capteris Equipment Finance LLC, Series
2024-1A, Class A2, 5.58%, 7/20/2032[3]	3,650,000	3,706,871
Carvana Auto Receivables Trust, Series
2020-P1, Class A4, 0.61%, 10/8/2026	1,557,065	1,541,993
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%,
7/15/2060[3]	3,687,753	3,568,313
Series 2020-1, Class B1, 2.28%,
7/15/2060[3]	1,798,904	1,722,241

Investment Portfolio - September 30, 2024
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Cogent Ipv4 LLC, Series 2024-1A, Class
A2, 7.924%, 5/25/2054[3]	2,380,000	$2,493,030
College Ave Student Loans LLC, Series
2021-A, Class A2, 1.60%, 7/25/2051[3]	1,320,705	1,192,202
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[3]	1,428,792	1,296,425
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%,
10/15/2052[3]	2,214,571	2,187,725
Series 2020-3, Class A, 1.358%,
8/15/2053[3]	548,412	529,115
Series 2020-4, Class A, 1.174%,
12/15/2052[3]	572,365	554,030
Credit Acceptance Auto Loan Trust,
Series 2021-3A, Class C, 1.63%,
9/16/2030[3]	2,629,890	2,620,106
Series 2022-1A, Class A, 4.60%,
6/15/2032[3]	5,098,143	5,089,579
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%,
2/27/2051[3]	5,200,000	4,959,535
Series 2023-1A, Class A2, 5.116%,
2/25/2053[3]	3,345,000	3,319,766
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class A, 1.76%,
4/15/2049[3]	5,000,000	4,651,589
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.150%), 6.413%,
11/27/2073[2,3]	4,450,000	4,453,950
EDvestinU Private Education Loan Issue
No. 1 LLC, Series 2019-A, Class A,
3.58%, 11/25/2038[3]	960,622	931,010
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[3]	4,760,000	4,518,445
FS RIALTO, Series 2021-FL2, Class A,
(Cayman Islands) (1 mo. U.S. Secured
Overnight Financing Rate + 1.334%),
6.431%, 5/16/2038[2,3]	2,164,855	2,155,849
Golub Capital Partners ABS Funding,
Series 2024-1A, Class A2, 6.885%,
1/25/2034 (Acquired 02/14/2024, cost
$4,000,000)[4]	4,000,000	4,109,060
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[3]	2,633,554	2,277,134
Hertz Vehicle Financing LLC, Series
2021-1A, Class B, 1.56%, 12/26/2025[3]	1,500,000	1,489,507
Horizon Aircraft Finance IV Ltd., Series
2024-1, Class A, 5.375%, 9/15/2049[3]	7,400,000	7,377,693
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%,
11/20/2051[3]	3,500,000	3,309,050
Series 2024-1A, Class A2, 5.893%,
6/20/2054[3]	1,000,000	1,025,480
HTS Fund I LLC, Series 2021-1, Class
A, 1.411%, 8/25/2036[3]	1,306,007	1,072,229
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

ITE Rail Fund Levered LP, Series 2021-
3A, Class A, 2.21%, 6/28/2051[3]	5,238,906	$4,897,172
KREF Ltd., Series 2021-FL2, Class
AS, (1 mo. U.S. Secured Overnight
Financing Rate + 1.414%), 6.497%,
2/15/2039[2,3]	3,500,000	3,426,787
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 2.73%,
10/25/2048[3]	128,267	127,324
LCCM Trust,
Series 2021-FL2, Class AS,
(1 mo. U.S. Secured Overnight
Financing Rate + 1.664%), 6.761%,
12/13/2038[2,3]	2,000,000	1,977,100
Series 2021-FL2, Class B, (1 mo. U.S.
Secured Overnight Financing Rate +
2.014%), 7.111%, 12/13/2038[2,3]	3,000,000	2,935,557
LFS LLC, Series 2022-A, Class
A, 5.25%, 5/15/2034 (Acquired
05/11/2022, cost $1,802,508)[4]	1,809,202	1,793,068
Libra Solutions LLC,
Series 2023-1A, Class A, 7.00%,
2/15/2035[3]	836,182	838,567
Series 2024-1A, Class A, 5.88%,
9/30/2038[3]	5,000,000	4,999,219
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.624%), 5.905%,
6/25/2031[2]	2,148,447	2,115,657
Series 2015-BA, Class A3, (1 mo. U.S.
Secured Overnight Financing Rate +
1.564%), 6.661%, 7/16/2040[2,3]	1,040,326	1,041,400
Series 2017-2A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.164%), 6.445%,
12/27/2066[2,3]	2,557,432	2,562,652
Series 2020-1A, Class A1B, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.164%), 6.445%,
6/25/2069[2,3]	2,748,770	2,729,275
Series 2020-GA, Class A, 1.17%,
9/16/2069[3]	403,889	374,374
Series 2021-1A, Class A1A, 1.31%,
12/26/2069[3]	3,530,021	3,131,484
Series 2021-A, Class A, 0.84%,
5/15/2069[3]	650,257	590,577
Series 2022-A, Class A, 2.23%,
7/15/2070[3]	2,773,883	2,542,721
Series 2023-BA, Class A1A, 6.48%,
3/15/2072[3]	536,789	557,454
Series 2023-BA, Class A1B, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.700%), 7.042%,
3/15/2072[2,3]	1,252,507	1,272,196
Oxford Finance Credit Fund III LP, Series
2024-A, Class A2, 6.675%, 1/14/2032[3]	2,700,000	2,746,172

Investment Portfolio - September 30, 2024
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%,
2/15/2028[3]	1,612,669	$1,600,935
Series 2020-1A, Class B, 4.037%,
2/15/2028[3]	718,654	712,116
Series 2022-1A, Class A2, 3.602%,
2/15/2030[3]	4,243,474	4,182,290
Series 2023-1A, Class A2, 6.716%,
2/15/2031[3]	4,430,000	4,493,201
PEAR LLC,
Series 2021-1, Class A, 2.60%,
1/15/2034[3]	1,844,915	1,807,799
Series 2022-1, Class A2, 7.25%,
10/15/2034[3]	2,074,851	2,111,254
Series 2023-1, Class A, 7.42%,
7/15/2035[3]	2,719,760	2,760,782
Series 2024-1, Class A, 6.95%,
2/15/2036[3]	3,306,557	3,367,407
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[3]	5,100,160	4,699,544
SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S.
Secured Overnight Financing Rate
90 Day Average + 1.262%), 6.621%,
10/25/2021[2]	4,391,791	4,377,353
Series 2008-4, Class A4, (U.S.
Secured Overnight Financing Rate
90 Day Average + 1.912%), 7.271%,
7/25/2022[2]	2,314,575	2,342,684
Series 2012-1, Class A3, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.064%), 6.345%,
9/25/2028[2]	5,952,705	5,870,772
Series 2012-7, Class A3, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.764%), 6.045%,
5/26/2026[2]	9,287,187	9,048,113
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%,
6/15/2037[3]	1,493,409	1,445,099
Series 2024-D, Class A1B, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.100%), 6.442%,
7/15/2053[2,3]	5,131,919	5,043,861
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%,
3/26/2046[3]	3,400,000	3,246,472
Stonepeak, Series 2021-1A, Class AA,
2.301%, 2/28/2033[3]	531,616	506,195
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[3]	2,361,669	2,260,810
Switch ABS Issuer LLC, Series 2024-2A,
Class A2, 5.436%, 6/25/2054[3]	4,000,000	4,039,419
Tricon American Homes, Series 2020-
SFR1, Class C, 2.249%, 7/17/2038[3]	2,500,000	2,392,836
Trinity Rail Leasing 2018 LLC, Series
2020-1A, Class A, 1.96%, 10/17/2050[3]	1,568,166	1,461,489
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Trinity Rail Leasing 2021 LLC, Series
2021-1A, Class A, 2.26%, 7/19/2051[3]	1,738,688	$1,585,965
TRP LLC, Series 2021-1, Class A,
2.07%, 6/19/2051[3]	2,714,506	2,522,953
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%,
9/15/2045[3]	6,500,000	6,287,374
Vertical Bridge Holdings LLC, Series
2020-2A, Class A, 2.636%, 9/15/2050[3]	4,000,000	3,908,347

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $211,230,477)		207,106,581

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6%
BRAVO Residential Funding Trust,
Series 2019-2, Class A3, 3.50%,
10/25/2044[3,7]	2,263,297	2,161,056
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%,
10/25/2061[3,7]	2,399,720	2,219,724
BX Trust, Series 2024-VLT4, Class A,
(1 mo. U.S. Secured Overnight Financing
Rate + 1.491%), 6.588%, 7/15/2029[2,3]	5,100,000	5,099,211
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,7]	49,648	48,015
COLT Mortgage Loan Trust, Series
2021-4, Class A1, 1.397%,
10/25/2066[3,7]	7,145,635	6,086,094
Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,7]	104,418	92,468
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.194%,
8/25/2066[3,7]	6,638,163	5,816,167
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	41,298	40,702
Finance of America Structured
Securities Trust, Series 2022-S6,
Class A1, 3.00%, 7/25/2061[3]	4,186,372	4,068,813
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	4,480,000	4,438,290
Freddie Mac Multifamily Structured Pass-
Through Certificates, Series K106,
Class X1 (IO), 1.439%, 1/25/2030[7]	50,828,341	3,037,765
GCAT Trust,
Series 2022-NQM3, Class A1,
4.348%, 4/25/2067[3,7]	8,497,053	8,377,794
Series 2024-NQM1, Class A1,
6.007%, 1/25/2059[3,8]	4,216,540	4,251,493
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%,
4/25/2052[3,7]	4,686,694	4,197,198
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[3,7]	2,934,514	2,614,087

Investment Portfolio - September 30, 2024
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust,
(continued)
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,3]	4,191,008	$3,893,582
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[3,7]	8,064,065	7,353,170
Imperial Fund Mortgage Trust, Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[3,8]	6,055,164	5,766,830
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[3,8]	3,489,600	3,473,825
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[3,8]	8,092,539	8,051,926
J.P. Morgan Mortgage Trust, Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,7]	203,814	198,807
Series 2021-4, Class A3B, 2.00%, 8/25/2051[3,7]	4,100,348	3,306,961
Series 2021-5, Class A4, 2.50%, 8/25/2051[3,7]	8,339,968	7,560,301
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052[3,7]	4,326,381	3,639,410
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[3,7]	6,035,814	5,390,353
Metlife Securitization Trust, Series 2019- 1A, Class A, 3.75%, 4/25/2058[3,7]	650,087	626,800
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[3,7]	3,643,429	3,144,149
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[3,7]	9,919,198	8,887,361
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,7]	194,702	185,540
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,7]	270,667	260,159
Series 2019-2A, Class A1, 4.25%, 12/25/2057[3,7]	1,314,396	1,288,438
Series 2022-NQM2, Class A1, 3.079%, 3/27/2062[3,7]	8,022,574	7,547,778
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[3]	1,671,428	1,555,991
OBX Trust, Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[3,8]	3,343,203	3,143,434
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[3,8]	3,497,141	3,532,752
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.855%, 7/25/2029 (Acquired 07/24/2023, cost $4,476,609)[2,4]	4,476,609	4,476,044
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[3,7]	4,714,270	4,195,354
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[3]	2,836,187	2,767,687
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%,
2/25/2043[7]	102,378	$88,907
Series 2013-6, Class A2, 3.00%,
5/25/2043[7]	1,049,224	957,403
Series 2013-7, Class A2, 3.00%,
6/25/2043[7]	104,541	95,122
Series 2013-8, Class A1, 3.00%,
6/25/2043[7]	126,319	115,640
Starwood Retail Property Trust, Series
2014-STAR, Class A, (Prime Rate +
0.000%), 8.50%, 11/15/2027[2,3]	1,623,210	984,340
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[3,7]	1,702,220	1,614,362
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%,
3/25/2058[3,7]	293,310	287,250
Series 2019-HY1, Class A1,
(1 mo. U.S. Secured Overnight
Financing Rate + 1.114%), 5.969%,
10/25/2048[2,3]	795,697	807,899
Wells Fargo Mortgage Backed Securities
Trust, Series 2020-1, Class A1, 3.00%,
12/25/2049[3,7]	2,207,977	1,954,905
WinWater Mortgage Loan Trust, Series
2015-1, Class A1, 3.50%, 1/20/2045[3,7]	67,662	63,915

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $151,305,036)		149,765,272

FOREIGN GOVERNMENT BONDS - 0.5%
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024
(Identified Cost $4,498,998)	4,500,000	4,494,463

MUNICIPAL BONDS - 0.4%
Hawaii, Series GC, G.O. Bond, 2.632%,
10/1/2037
(Identified Cost $4,041,031)	3,905,000	3,166,192

EXCHANGE-TRADED FUND - 2.8%
VanEck J.P. Morgan EM Local Currency
Bond ETF
(Identified Cost $24,167,147)	950,390	24,139,906

Investment Portfolio - September 30, 2024
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES - 27.1%

U.S. Treasury Notes - 27.1%
U.S. Treasury Inflation Indexed Note
0.125%, 10/15/2025	13,465,562	$13,204,141
0.125%, 4/15/2026	13,620,273	13,236,139
0.50%, 1/15/2028	13,700,426	13,264,260
U.S. Treasury Note
2.125%, 5/15/2025	25,982,000	25,638,957
2.25%, 11/15/2027	17,928,000	17,220,684
2.75%, 2/15/2028	51,925,000	50,533,572
2.875%, 5/15/2028	51,494,000	50,238,834
2.875%, 8/15/2028	4,542,000	4,423,837
3.125%, 11/15/2028	21,089,000	20,710,057
1.375%, 11/15/2031	25,015,000	21,407,368
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $226,834,678)		229,877,849

U.S. GOVERNMENT AGENCIES - 4.7%

Mortgage-Backed Securities - 4.7%
Fannie Mae
Pool #MA0115, UMBS, 4.50%,
7/1/2029	16,903	16,963
Pool #MA1834, UMBS, 4.50%,
2/1/2034	86,119	86,970
Pool #995876, UMBS, 6.00%,
11/1/2038	168,292	179,644
Pool #FS4047, UMBS, 3.50%,
12/1/2042	7,018,718	6,677,733
Pool #AW5338, UMBS, 4.50%,
6/1/2044	456,856	458,412
Pool #AS3878, UMBS, 4.50%,
11/1/2044	252,453	253,319
Pool #BE7845, UMBS, 4.50%,
2/1/2047	78,361	78,410
Pool #FS6206, UMBS, 5.50%,
10/1/2053	7,576,184	7,769,080
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	50,057	50,468
Pool #D98711, 4.50%, 7/1/2031	159,004	160,416
Pool #C91746, 4.50%, 12/1/2033	123,512	124,814
Pool #G05900, 6.00%, 3/1/2040	29,964	32,014
Pool #RB5264, UMBS, 5.50%,
11/1/2043	7,347,974	7,486,791
Pool #QG6308, UMBS, 6.00%,
7/1/2053	7,710,261	7,918,952
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	8,202,519	8,236,575

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $37,587,080)		39,530,561
	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management,
Institutional Shares, 4.80%[9]
(Identified Cost $7,343,710)	7,343,710	$7,343,710

TOTAL INVESTMENTS - 98.6%
(Identified Cost $845,601,891)		836,283,104
OTHER ASSETS, LESS LIABILITIES - 1.4%		12,133,327
NET ASSETS - 100%		$848,416,431

Investment Portfolio - September 30, 2024
(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2024
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION
450	Euro-BOBL	EUREX	December 2024	60,135,146	$465,092
1,050	U.S. Treasury Notes (2 Year)	CME	December 2024	218,654,297	449,261
1,320	U.S. Treasury Notes (5 Year)	CME	December 2024	145,045,309	358,794
TOTAL LONG POSITIONS					$1,273,147

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2024
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
250	iBoxx iShares Corporate Bond Index	CBOE	December 2024	41,486,250	$(451,236)
90	Euro-BUXL (30 Year)	EUREX	December 2024	13,653,007	(24,166)
450	U.S. Ultra Treasury Bonds (10 Year)	CME	December 2024	53,233,596	204,952
205	U.S. Ultra Treasury Bonds (30 Year)	CME	December 2024	27,284,219	71,203
TOTAL SHORT POSITIONS					$(199,247)

ABS - Asset-Backed Security

CBOE - Chicago Board Options Exchange

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of September 30, 2024.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $379,136,146, which represented 44.7% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2024 was $42,321,533, or 5.0% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2024.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2024.

9Rate shown is the current yield as of September 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - September 30, 2024
(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$8,931,942	$—	$8,931,942	$—
U.S. Treasury and other U.S.
Government agencies	269,408,410	—	269,408,410	—
States and political subdivisions
(municipals)	3,166,192	—	3,166,192	—
Corporate debt:
Communication Services	14,695,535	—	14,695,535	—
Consumer Discretionary	7,431,648	—	7,431,648	—
Consumer Staples	4,076,468	—	4,076,468	—
Energy	26,121,161	—	26,121,161	—
Financials	40,195,822	—	40,195,822	—
Industrials	26,601,480	—	26,601,480	—
Information Technology	3,353,248	—	3,353,248	—
Materials	5,763,196	—	5,763,196	—
Real Estate	24,792,664	—	24,792,664	—
Utilities	8,895,406	—	8,895,406	—
Asset-backed securities	207,106,581	—	207,106,581	—
Commercial mortgage-backed securities	149,765,272	—	149,765,272	—
Foreign government bonds	4,494,463	—	4,494,463	—
Exchange-traded fund	24,139,906	24,139,906	—	—
Short-Term Investment	7,343,710	7,343,710	—	—
Other financial instruments:*
Interest rate contracts	1,549,302	1,549,302	—	—
Total assets	837,832,406	33,032,918	804,799,488	—
Liabilities:
Other financial instruments:*
Interest rate contracts	(475,402)	(475,402)	—	—
Total liabilities	(475,402)	(475,402)	—	—
Total	$837,357,004	$32,557,516	$804,799,488	$—

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2023 or September 30, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.